Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 472	$ 672
Less: accumulated depreciation	463	603
Property, plant and equipment, net	9	69
Buildings and Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	166	196
Furniture, Office and Computer Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	306	465
Manufacturing and Laboratory Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	$ 0	$ 11